Significant Accounting Policies	6 Months Ended
Sep. 30, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
3.	SIGNIFICANT ACCOUNTING POLICIES

The accounting policies applied in these condensed consolidated financial statements are the same as those applied in the most recent annual audited consolidated financial statements issued on August 16, 2022.